Stockholders' equity - Compensation Costs Recognized on Financial Statements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Expense related to restricted stock awards	$ 263,396	$ 122,134	$ 218,294
Research and development
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Expense related to restricted stock awards	3,238	3,168	2,115
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Expense related to restricted stock awards	0	9,315	65,517
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Expense related to restricted stock awards	$ 260,158	$ 109,651	$ 150,662